Fair Value Measurements and Disclosures - Schedule of Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Amortized Cost Basis	$ 51,757	$ 124,432
Gross Unrealized Gains	20	348
Gross Unrealized Losses	(4)	0
Estimated Fair Value	51,773	124,780
Commercial paper
Fair Value Measurements [Line Items]
Amortized Cost Basis	7,311	5,857
Gross Unrealized Gains	2	19
Gross Unrealized Losses	0	0
Estimated Fair Value	7,313	5,876
Treasury bills [Member]
Fair Value Measurements [Line Items]
Amortized Cost Basis		30,825
Gross Unrealized Gains		107
Gross Unrealized Losses		0
Estimated Fair Value		30,932
Corporate debt securities
Fair Value Measurements [Line Items]
Amortized Cost Basis	44,446	87,750
Gross Unrealized Gains	18	222
Gross Unrealized Losses	(4)	0
Estimated Fair Value	$ 44,460	$ 87,972